INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
SUMMARY OF COMPONENTS OF NET DEFERRED TAX ASSETS

Significant components of the Company’s net deferred tax assets are as follows (in thousands):

	December 31,
	2024	2023
Deferred income tax assets:
NOL carryforwards	$23,931	$16,199
Research credit carryforwards	7,870	5,153
Capitalized R&D	26,132	19,404
Stock based compensation	1,044	1,929
Other	1,265	1,117
Gross deferred tax assets	60,242	43,802
Less: valuation allowance	(60,199)	(43,596)
Total deferred tax assets	43	206
Deferred income tax liabilities:
Other	(43)	(206)
Total deferred tax liabilities	(43)	(206)
Net deferred tax assets (liabilities)	$—	$—

SUMMARY OF RECONCILIATION OF FEDERAL INCOME TAX RATE

A reconciliation between the provision for income taxes and income taxes computed using the U.S. federal statutory corporate tax rate is as follows (in thousands):

	Years ended December 31,
	2024	2023
U.S. Federal statutory income tax rate	$(14,604)	$(15,831)
State taxes	(2,809)	(3,389)
Permanent and other differences	248	416
Stock-based compensation	2,704	1,049
Research and development credits	(2,054)	(2,676)
Change in valuation allowance	16,570	20,487
Total tax provision	$55	$56

SUMMARY OF GROSS UNRECOGNIZED TAX BENEFITS

The following table summarizes the activity related to the Company’s gross unrecognized tax benefits at the beginning and end of the years ended December 31, 2024 and 2023 (in thousands):

	Years ended December 31,
	2024	2023
Beginning balance of unrecognized tax benefits	$2,214	$993
Additions based on tax positions related to the current year	950	1,127
Additions based on tax positions related to the prior year	—	94
Ending balance of unrecognized tax benefits	$3,164	$2,214